Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	Mar. 26, 2024	Jan. 17, 2024
C000246552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Raymond James Multicap Growth Equity ETF
Account Value	$ 10,676	$ 10,676	$ 10,676		$ 10,000
Average Annual Return, Percent		6.76%
C000248655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Vest U.S. Equity Max Buffer ETF - March
Account Value	$ 10,100	$ 10,100	$ 10,100	$ 10,000
Average Annual Return, Percent	1.00%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 10,167	10,167	$ 10,167	$ 10,000
Average Annual Return, Percent	1.67%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value	$ 11,134	$ 11,134	$ 11,134		10,000
Average Annual Return, Percent		11.34%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
Account Value	$ 11,269	$ 11,269	$ 11,269		$ 10,000
Average Annual Return, Percent		12.69%